Net Loss Per Share - Schedule of Reconciliation of the Numerator and Denominator for the Basic and Diluted Earnings (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income (loss) available to Common Stockholders per share:
Net loss	$ (22,187,000)	$ (44,600,000)	$ (15,105,000)	$ (12,786,000)	$ (66,787,000)	$ (27,891,000)	$ (67,883,898)	$ (21,671,394)
Weighted average common shares outstanding:
Weighted Average Number of Shares Outstanding, basic	75,635,501		41,586,759		69,082,330	41,165,974	41,454,582	38,900,813
Weighted average number of shares outstanding, diluted	75,635,501		41,586,759		69,082,330	41,165,974	41,454,582	38,900,813
Earnings Per Share, Basic	$ (0.29)		$ (0.36)		$ (0.97)	$ (0.68)	$ (1.64)	$ (0.56)
Earnings Per Share, Diluted	$ (0.29)		$ (0.36)		$ (0.97)	$ (0.68)	$ (1.64)	$ (0.56)